Stock Options and Warrants (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014 2004 Stock Incentive Plan [Member]	May 31, 2014 2004 Stock Incentive Plan [Member]	Feb. 28, 2014 2004 Stock Incentive Plan [Member]	Dec. 31, 2013 2004 Stock Incentive Plan [Member]	Dec. 31, 2013 2007 Consultant Stock Incentive Plan [Member]	Dec. 31, 2013 2004 Directors' and Officers' Stock Incentive Plan [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2013 Stock Options [Member] 2004 Stock Incentive Plan [Member]	Dec. 31, 2012 Stock Options [Member] 2004 Stock Incentive Plan [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Warrant [Member] Minimum [Member]
Stock Options And Warrants (Textual)
Shares authorized										3,482,000	581,800	165,600
Stock incentive plan, description										Limitations of the plan at a price to be equal to or greater than 50% of the fair market value of such shares on the date of grant of such award.	The price shall be equal to or greater than 50% of the fair market value of such shares on the date of grant of such award.	The price shall be equal to or greater than 50% of the fair market value of such shares on the date of grant of such award.
Stock option granted					0	2,874,710	300,000	600,000	1,500,000					2,874,710		2,875,000
Stock options vested									750,000							2,257,000
Stock option vesting rights, description								The Company recognizes compensation cost on awards on a straight-line basis over the vesting period, approximately five years.	The remaining 50% vesting ratably over a three-year period.				Options immediately vest upon grant or 50% upon grant with the remaining 50% vested evenly over the next three years on the anniversary date after the year of grant.			The remaining 618,000 options shall vest 50% at grant date with the balance vested ratably over a three-year period.
Stock option vesting period								5 years	3 years							3 years
Estimated fair value of stock options							$ 44,987	$ 77,981	$ 115,488							$ 460,000
Stock compensation expenses	56,092	25,404	119,161	34,212	17,616	1,136,258									17,616	416,991
Expected dividend yield							0.00%	0.00%	0.00%							0.00%
Risk-free interest rate							1.00%	1.68%	0.71%							0.86%
Expected volatility							323.81%	328.76%	353.95%							298.00%
Expected life							5 years	5 years	5 years							5 years
Forfeiture rate								15.00%	15.00%
Weighted average exercise price, granted					$ 0	$ 0.16	$ 0.15	$ 0.15	$ 0.15					$ 0.16		$ 0.16
Unamortized compensation expense													21,000	43,000
Unamortized compensation expense expected to be recognized period													2 years
Issuance of common stock for services (in Shares)					300,000	35,000											250,000	750,000
Shares issued for service, fair value					$ 21,000												$ 29,000	$ 105,000
Share price (per share)																	$ 0.12		$ 0.20	$ 0.03
Exercise price of warrants		$ 0.03		$ 0.03	$ 0.03												$ 0.12		$ 0.04	$ 0.02
Fair value assumptions, expected dividend yield																	0.00%	0.00%
Fair value assumptions, risk free interest rate																	0.27%		0.33%	0.25%
Fair value assumptions, expected volatility																	278.17%		296.79%	280.02%
Fair value assumptions, expected life																	2 years	2 years